Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

14.       Quarterly Financial Data (Unaudited)

Our quarterly results of operations are summarized as follows:

	For the Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands)
Year ended December 31, 2013:
Total revenue	$3,336,258	$3,444,922	$3,448,860	$3,465,572
Operating income (loss)	514,113	601,161	494,094	518,178
Net income (loss) attributable to DISH DBS	206,231	233,882	186,527	198,382

Year ended December 31, 2012:
Total revenue	$3,247,226	$3,317,621	$3,291,877	$3,294,876
Operating income (loss)	573,970	502,238	(222,334)	539,061
Net income (loss) attributable to DISH DBS	277,490	221,910	(240,719)	225,585